Fair value and fair value hierarchy of financial instruments - Schedule of detailed information about in fair value measurement Level 3 (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
Balance	$ 2,773,677,916
Net fair value changes recognised in profit or loss	(31,054,945)	$ (641,603,993)	$ 256,460,295
Balance	2,256,340,115	2,773,677,916
Derivative financial asset (Note 14):
Balance	1,165,220,000
Balance	1,023,902,566	1,165,220,000
Derivative financial liability (Note 24):
Net fair value changes recognised in profit or loss	(7,765,148)
Financial liabilities at fair value through profit or loss—Held for trading [Member]
Derivative financial liability (Note 24):
Beginning balance	20,813,810
Issued	0	20,813,810
Net fair value changes recognised in profit or loss		0
Exchange alignment	(94,349)	0
Ending balance	12,954,313	20,813,810
Level 3 [member]
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
Balance	322,697,916	281,241,909	15,629,400
Purchase	0	0	211,456,214
Net fair value changes recognised in profit or loss	(22,842,231)	41,456,007	54,156,295
Balance	299,855,685	322,697,916	281,241,909
Warrants at fair value through profit or loss:
Balance	0	0
Issued		15,699,600
Exercised		(15,699,600)
Balance		0	0
Derivative financial asset (Note 14):
Balance	1,165,220,000	0
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	(41,782,951)	472,591,235
Net fair value gains recognised in profit or loss	413,088,277	692,628,765
Gain related to disposed investment	106,059,881
Partial settlement	(618,682,641)	0
Balance	$ 1,023,902,566	$ 1,165,220,000	$ 0